Schedule of Investments (unaudited) July 31, 2020	iShares® iBonds® Dec 2030 Term Treasury ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 98.6%
U.S. Treasury Note/Bond
0.63%, 05/15/30	$1,170	$1,179,689
1.50%, 02/15/30	1,200	1,309,641

		2,489,330

Total U.S. Government Obligations — 98.6% (Cost: $2,472,300)		2,489,330

Total Investments in Securities — 98.6% (Cost: $2,472,300)		2,489,330

Other Assets, Less Liabilities — 1.4%		34,696

Net Assets — 100.0%		$2,524,026

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Obligations	$—	$2,489,330	$—	$2,489,330

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